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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


             Pioneer Cash
             Reserves Fund

             Semiannual Report | June 30, 2009




             Ticker Symbols:
             Class A   PMTXX
             Class B   PBTXX
             Class C   PSVXX
             Class R   PCHXX
             Class Y   PRYXX



             [LOGO] PIONEER
                    Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            7

Performance Update                                                           8

Comparing Ongoing Fund Expenses                                             10

Schedule of Investments                                                     12

Financial Statements                                                        19

Notes to Financial Statements                                               28

Trustees, Officers and Service Providers                                    35

                   Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury
-----------------------
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

Short-term interest rates remained at extraordinarily low levels throughout the first six months of 2009. Reacting to a crisis of confidence about the economy in the fall of 2008, the U.S. Federal Reserve (the Fed) continued its policy of encouraging the movement of money -- or liquidity -- in the financial system. In the following interview, Seth Roman reviews the investment environment and the strategies that affected Pioneer Cash Reserves during the six months ended June 30, 2009. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Pioneer Cash Reserves invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks.

Q  How did the Fund perform during the first six months of 2009?

A Pioneer Cash Reserves Class A shares had a total return of 0.15% at net asset value during the six months ended June 30, 2009. During the same period, the average return of the 316 funds in Lipper's money market category was 0.13%. On June 30, 2009, the 7-day effective SEC yield on Class A shares was 0.01%; the Fund's net asset value per share remained stable at $1.00 throughout the six months.

Q What was the investment environment like during the six months ended June 30, 2009, and how did that affect the Fund's strategy?

A The capital markets remained shaken at the start of 2009, following the collapse or near collapse in late 2008 of a number of major financial institutions, several of which received emergency assistance from the Federal government. Investors remained very worried about risks in the markets. When the credit crisis was at its worst, banking institutions were increasingly fearful of lending to each other on an overnight basis. At the same time, institutional investors grew apprehensive about buying the commercial paper that major corporations typically issue to finance short-term cash needs, such as meeting payrolls. The London Interbank (LIBOR) rate, which tracks the rates at which banks are willing to lend to each other, reached extraordinarily high levels. All these concerns prompted the Fed to act to provide more money to the financial system. In its effort to reduce the LIBOR rate, the Fed also kept the Federal funds target rate at historic lows of between 0.00% and 0.25%.

   In this environment, we focused on retaining our shareholders' capital. Our primary goal was to keep the Fund's net asset value stable at $1.00 by investing only in high-quality, very liquid (or easily tradable) short-term securities. To get as much yield as possible for the Fund while keeping investment

4    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09
   risks low, we also pursued a "barbelled" strategy with respect to the maturities of the securities in which the Fund invested. This meant we had a large proportion of Fund assets in both very short-term securities and a relatively large proportion of assets in longer-dated, short-term securities. The very short-term securities helped provide adequate liquidity to the Fund, while the longer-dated securities provided more yield. We bought high-quality, low-risk investments such as certificates of deposit issued by stronger banks, U.S. Treasuries, and short-term paper issued by government agencies with implied federal guarantees. We also purchased high-quality municipal debt at higher yields than the taxable market provided.

   The Fund's average credit rating remained at AAA, and the average maturity of Fund holdings at the end of the period, on June 30, 2009, was 60 days.

   In this environment, we successfully protected the capital of investors, as the Fund's net asset value remained at $1.00. The Fund's yield, however, remained very low because of the exceptionally low interest-rate environment in the short-term market.

Q  What is your investment outlook?

A Most observers anticipate that the Fed will keep the target Federal funds rate, the most influential short-term interest rate, at its current range of 0.00% to 0.25% for the remainder of 2009. Given this expectation, we anticipate maintaining the Fund's present barbelled approach to maturities -- trying to capture whatever yields are available in longer-dated, short-term securities, while also keeping investments in very short-term debt that provides liquidity to the Fund for shareholders' cash needs. We remain very cautious about credit risk, and we plan to continue to invest the Fund only in high-quality securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program").

The Program seeks to guarantee the $1.00 net asset value (NAV) of certain shares of money market funds as of September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund's share falls below $0.995 and that situation has not been cured. Recovery under the Program would require the Fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders who have continued to maintain accounts would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in the liquidation and $1.00 per share.

                   Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    5

Only shareholders of record of the Fund as of September 19, 2008, are eligible to receive the benefit of the guarantee. Any increase in the number of shares held in the Fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If, following September 19, 2008, the number of shares held in an account fluctuates, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the trigger event, whichever is less. If a shareholder's account is closed with the Fund, any future investments in the Fund will not be guaranteed.

The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the Fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Fund is participating in this further extension of the Program. The Treasury does not have discretion to continue the Program beyond September 18, 2009.

In order to participate in the extended period of the Program, the Fund paid to the U.S. Treasury Department a fee in the amount of 0.015% of the Fund's net asset value as of the close of business on September 19, 2008. These expenses will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and are reflected in the Statement of Operations. The Fund previously paid fees in the combined amount of 0.025% of the Fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009.

For more information about the Program's scope and limitations, please see the Fund's most recent prospectus as supplemented on May 1, 2009.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Please refer to the Schedule of Investments on pages 12-18 for a full listing of Fund securities.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Commercial Paper                                            31.9%
U.S. Government Agency Obligations                          29.3%
Repurchase Agreements                                       17.9%
U.S. Corporate Bonds                                        16.2%
Tax Exempt Money Market Mutual Fund                          3.2%
Municipal Bonds                                              1.5%

10 Largest Holdings
--------------------------------------------------------------------------------

 1.    U.S. Cash Management, 0.5045%, 4/1/10                            4.76%
 2.    Freddie Mac, Floating Rate Note, 1/8/10                          2.39
 3.    Royal Bank of Canada, 0.27%, 8/25/09                             2.05
 4.    Rabobank Nederland NV NY, 1.43125%, 3/12/10                      1.90
 5.    Credit Suisse/New York NY, 1.5575%, 8/14/09                      1.89
 6.    Federal National Mortgage Association, 1.24375%, 7/13/10         1.88
 7.    Danske Corp., 0.25%, 7/13/09                                     1.88
 8.    BNP Paribas/New York, 0.76%, 9/28/09                             1.87
 9.    Societe Generale/New York NY, 1.15%, 7/9/09                      1.86
10.    Bank of Nova Scotia/Houston, 0.9%, 10/21/09                      1.86

The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                        6/30/09                    12/31/08
       A                          $ 1.00                      $ 1.00
--------------------------------------------------------------------------------
       B                          $ 1.00                      $ 1.00
--------------------------------------------------------------------------------
       C                          $ 1.00                      $ 1.00
--------------------------------------------------------------------------------
       R                          $ 1.00                      $ 1.00
--------------------------------------------------------------------------------
       Y                          $ 1.00                      $ 1.00
--------------------------------------------------------------------------------

Distributions per Share: 12/30/08-6/30/09
--------------------------------------------------------------------------------

                    Income           Short-Term            Long-Term
      Class        Dividends        Capital Gains        Capital Gains
       A           $ 0.0015              $--                  $--
--------------------------------------------------------------------------------
       B           $ 0.0001              $--                  $--
--------------------------------------------------------------------------------
       C           $ 0.0001              $--                  $--
--------------------------------------------------------------------------------
       R           $ 0.0003              $--                  $--
--------------------------------------------------------------------------------
       Y           $ 0.0028              $--                  $--
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

      Class                   7-Day Annualized              7-Day Effective**
       A                           0.01%                         0.01%
--------------------------------------------------------------------------------
       B                           0.01%                         0.01%
--------------------------------------------------------------------------------
       C                           0.01%                         0.01%
--------------------------------------------------------------------------------
       R                           0.01%                         0.01%
--------------------------------------------------------------------------------
       Y                           0.17%                         0.17%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

**   Assumes daily compounding of dividends.

8    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Expense Ratio (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------

     Class                      Gross                        Net
       A                         0.77%                      0.77%
--------------------------------------------------------------------------------
       B                         1.78%                      1.78%
--------------------------------------------------------------------------------
       C                         1.67%                      1.67%
--------------------------------------------------------------------------------
       R                         1.19%                      1.19%
--------------------------------------------------------------------------------
       Y                         0.56%                      0.56%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                   Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

 Share Class                 A                B               C              R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------------------
 Ending Account          $1,001.50       $1,000.10       $1,000.10       $1,000.30       $1,002.80
 Value on 6/30/09
--------------------------------------------------------------------------------------------------
 Expenses Paid               $3.82           $5.60           $5.46           $2.98           $2.53
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, 1.13%, 1.10%, 0.60% and 0.51% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

 Share Class                  A               B               C               R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/09
-------------------------------------------------------------------------------------------------------
 Ending Account          $1,020.98       $1,019.19       $1,019.34       $1,021.82       $1,022.27
 Value on 6/30/09
-------------------------------------------------------------------------------------------------------
 Expenses Paid               $3.86           $5.66           $5.51           $3.01           $2.56
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, 1.13%, 1.10%, 0.60% and 0.51% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    11

Schedule of Investments | 6/30/09 (unaudited)

---------------------------------------------------------------------------------------------------------
Principal      Floating     S&P/Moody's
Amount         Rate (b)     Ratings                                                          Value
---------------------------------------------------------------------------------------------------------
                                           CORPORATE BONDS -- 16.2%
                                           ENERGY -- 1.1%
                                           Integrated Oil & Gas -- 1.1%
$ 9,775,000    2.79               NR/Aa1   BP Capital Markets Plc, Floating Rate Note,
                                           1/11/10                                           $  9,775,000
                                                                                             ------------
                                           Total Energy                                      $  9,775,000
---------------------------------------------------------------------------------------------------------
                                           HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
                                           Personal Products -- 1.0%
  2,680,000    1.22              AA-/Aa3   Procter & Gamble Co., Floating Rate Note,
                                           2/8/10                                            $  2,680,000
  1,080,000    1.00              AA-/Aa3   Procter & Gamble International, Floating Rate
                                           Note, 5/7/10                                         1,080,000
  5,470,000    1.05              AA-/Aa3   Procter & Gamble International, Floating Rate
                                           Note, 8/19/09                                        5,466,426
                                                                                             ------------
                                                                                             $  9,226,426
                                                                                             ------------
                                           Total Household & Personal Products               $  9,226,426
---------------------------------------------------------------------------------------------------------
                                           BANKS -- 8.8%
                                           Diversified Banks -- 6.3%
  3,985,000                       AA/Aa1   BNP Paribas SA, 1.6125%, 3/10/10                  $  3,980,951
  7,610,000    3.01               AA/Aa1   BNP Paribas SA, Floating Rate Note, 2/13/09          7,610,000
  7,750,000    1.63               AA/AA1   Commonwealth Bank Australia, Floating Rate
                                           Note, 10/2/09                                        7,750,000
  5,000,000                      AA-/Aa1   Credit Agricole SA, 1.775%, 10/22/09                 5,000,000
  2,650,000                      AA-/AA1   Nordea Bank AB, 3.89125%, 10/23/09                   2,650,000
  5,300,000    2.58              AAA/AAA   Rabobank Nederland NV, Floating Rate Note,
                                           11/9/09 (144A)                                       5,300,000
  4,160,000                      AAA/Aaa   Rabobank Nederland NV, 1.22563%, 5/19/10             4,178,069
  2,465,000    4.96              AA-/Aaa   Royal Bank of Canada, Floating Rate Note,
                                           10/15/09                                             2,465,000
  1,500,000    1.54              AA-/AAA   Royal Bank of Canada, Floating Rate Note,
                                           10/15/09 (144A)                                      1,500,870
  3,150,000    4.42              AA-/Aa1   Svenska Handelsbanken AB, Floating Rate Note,
                                           8/6/09                                               3,149,675
  1,455,000    1.41               A+/Aa3   US Bancorp, Floating Rate Note, 5/6/10               1,502,724
  2,840,000    0.54                AA/A1   Wachovia Corp., 0.55%, 8/20/09                       2,839,880
  9,175,000    2.62               AA-/A1   Wells Fargo & Co., Floating Rate Note, 7/14/08
                                              (144A)                                            9,175,000
  2,125,000    1.48               AA-/A1   Wells Fargo & Co., Floating Rate Note, 1/29/10       2,118,071
                                                                                             ------------
                                                                                             $ 59,220,240
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------
Principal     Floating     S&P/Moody's
Amount        Rate (b)     Ratings                                                         Value
-------------------------------------------------------------------------------------------------------
                                           Regional Banks -- 2.5%
$5,010,000                       A+/Aa3    Bank of America Corp., 4.35%, 10/3/09           $  5,010,000
 5,500,000                      AAA/Aaa    Bank of America Corp., NA, 1.3425%, 9/13/10        5,500,000
12,750,000    0.75               A+/Aa1    US Bank NA/Cincinnati, Floating Rate Note,
                                           9/10/09                                           12,750,000
                                                                                           ------------
                                                                                           $ 23,260,000
                                                                                           ------------
                                           Total Banks                                     $ 82,480,240
-------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 3.1%
                                           Asset Management & Custody Banks -- 0.3%
 2,450,000    1.63              AA-/Aa2    Bank of New York Mellon Corp., Floating Rate
                                           Note, 2/5/10                                    $  2,440,660
-------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 1.5%
 2,730,000    1.46              AAA/Aaa    General Electric Capital Corp., Floating Rate
                                           Note, 7/8/10                                    $  2,730,883
 3,935,000                       A+/Aa3    JPMorgan Chase & Co., 1.59563%, 11/19/09           3,936,612
 7,482,000    1.62               A+/Aa3    JPMorgan Chase & Co., Floating Rate Note,
                                           1/22/10                                            7,467,360
                                                                                           ------------
                                                                                           $ 14,134,855
-------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 1.3%
 2,195,000                       A+/Aa3    Bear Stearns Co., LLC, 1.36563%, 5/18/10        $  2,183,590
   710,000                       A+/Aa3    Bear Stearns Co., LLC, 1.39188%, 7/16/09             710,335
 9,465,000    0.75               A+/Aa3    Bear Stearns Co., LLC, Floating Rate Note,
                                           2/23/10                                            9,452,406
                                                                                           ------------
                                                                                           $ 12,346,331
                                                                                           ------------
                                           Total Diversified Financials                    $ 28,921,846
-------------------------------------------------------------------------------------------------------
                                           INSURANCE -- 1.1%
                                           Multi-Line Insurance -- 1.1%
10,000,000                      AA-/Aa2    MetLife Global Funding I, 4.57%, 8/7/09         $ 10,000,000
                                                                                           ------------
                                           Total Insurance                                 $ 10,000,000
-------------------------------------------------------------------------------------------------------
                                           TECHNOLOGY HARDWARE & EQUIPMENT -- 1.1%
                                           Computer Hardware -- 1.1%
 9,920,000    3.13                A+/A1    IBM International Group Capital, Floating Rate
                                           Note, 7/29/09                                   $  9,922,694
                                                                                           ------------
                                           Total Technology Hardware & Equipment           $  9,922,694
-------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $150,326,206)                             $150,326,206
-------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 29.4%
                                           Government -- 29.4%
 4,150,000                        NR/NR    Fannie Mae Discount Notes, 0.0%, 8/3/09         $  4,142,581
 1,000,000                      AAA/Aaa    Fannie Mae Discount Notes, 0.0%, 9/1/09              999,611
 1,000,000                        NR/NR    Federal Farm Credit Bank, 0.0%, 10/16/09             998,064
 7,000,000                        NR/NR    Federal Home Loan Bank, 0.0%,
                                           7/6/09-9/11/09                                     6,998,487

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    13

----------------------------------------------------------------------------------------------------------
Principal     Floating     S&P/Moody's
Amount        Rate (b)     Ratings                                                            Value
----------------------------------------------------------------------------------------------------------
                                           Government -- (continued)
$5,500,000    0.85                AAA/AAA  Federal Home Loan Bank, 0.88%, 3/12/10             $  5,501,493
 2,000,000                         AAA/NR  Federal Home Loan Bank, 1.179%, 7/10/09               2,000,580
11,950,000                        AAA/Aaa  Federal Home Loan Bank, 2.318%, 2/10/10              11,980,823
 1,345,000                         AAA/NR  Federal Home Loan Bank, 2.75%, 7/08/09                1,348,316
 1,000,000                          NR/NR  Federal Home Loan Bank, 3.62%, 7/10/09                  999,912
   500,000                        AAA/Aaa  Federal Home Loan Bank, 3.875%, 8/14/09                 503,075
   325,000                        AAA/Aaa  Federal Home Loan Bank, 4.449%, 10/13/09                325,460
 3,000,000                        AAA/Aaa  Federal Home Loan Bank, 5.0%, 9/18/09                 3,036,495
   500,000                        AAA/Aaa  Federal Home Loan Bank, 5.25%, 8/05/09                  503,137
10,980,000    2.64                AAA/Aaa  Federal Home Loan Bank, Floating Rate Note,
                                           12/15/09                                             10,969,303
 5,460,000    0.79                AAA/Aaa  Federal Home Loan Bank, Floating Rate Note,
                                           2/19/10                                               5,475,768
11,095,000    0.72                AAA/AAA  Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 1/22/10                                   11,096,393
11,725,000    1.23                AAA/Aaa  Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 8/24/10                                   11,730,225
 1,000,000                          NR/NR  Federal National Mortgage Association, 0.0%,
                                           7/16/09                                                 999,884
 5,000,000                          NR/NR  Federal National Mortgage Association, 0.0%,
                                           7/2/09                                                4,999,698
 8,500,000                        AAA/Aaa  Federal National Mortgage Association,
                                           0.96625%, 8/5/10                                      8,521,996
13,795,000                        AAA/Aaa  Federal National Mortgage Association,
                                           1.24375%, 7/13/10                                    13,794,524
 1,080,000                        AAA/Aaa  Federal National Mortgage Association,
                                           4.36875%, 1/21/10                                     1,082,397
 5,465,000    0.68                AAA/Aaa  Federal National Mortgage Association, Floating
                                           Rate Note, 10/22/10                                   5,465,000
11,965,000    2.73                AAA/Aaa  Federal National Mortgage Association, Floating
                                           Rate Note, 2/8/10                                    11,968,749
10,125,000    0.41                AAA/Aaa  Federal National Mortgage Association, Floating
                                           Rate Note, 9/3/09                                    10,125,067
   200,000                        AAA/AAA  Freddie Mac Discount Note, 0.0%, 7/10/09                199,901
28,430,000    0.63                AAA/AAA  Freddie Mac, Floating Rate Note, 1/8/10              28,434,658
 5,455,000    0.41                AAA/Aaa  Freddie Mac, Floating Rate Note, 7/12/10              5,455,730
 8,645,000                        AAA/Aaa  U.S. Treasury Bill, 0.3495%, 3/11/10                  8,623,766
 2,415,000                        AAA/Aaa  U.S. Treasury Bill, 0.507%, 7/1/10                    2,402,620
 4,885,000                        AAA/Aaa  U.S. Treasury Bill, 0.5145%, 2/11/10                  4,872,803
 4,290,000                        AAA/Aaa  U.S. Treasury Bill, 0.5145%, 5/6/10                   4,271,984
 4,840,000                        AAA/Aaa  U.S. Treasury Bill, 0.69%, 12/17/09                   4,828,367
13,355,000                        AAA/Aaa  U.S. Treasury Bill, 0.8445%, 10/22/09                13,344,122
 4,345,000                        AAA/Aaa  U.S. Treasury Bill, 0.3045%, 12/10/09                 4,339,046
 9,195,000                        AAA/Aaa  U.S. Treasury Bill, 0.4445%, 6/3/10                   9,156,748
 5,645,000    0.66                AAA/Aaa  U.S. Treasury Bill, Floating Rate Note, 11/19/09      5,638,713

The accompanying notes are an integral part of these financial statements.

14    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------------------------------
Principal      Floating     S&P/Moody's
Amount         Rate (b)     Ratings                                                          Value
---------------------------------------------------------------------------------------------------------
                                            Government -- (continued)
$10,115,000                      AAA/Aaa    U.S. Treasury Notes, 3.5%, 2/15/10               $ 10,294,600
 34,985,000                      AAA/Aaa    U.S. Cash Management, 0.5045%, 4/1/10              34,864,073
                                                                                             ------------
                                                                                             $272,294,169
---------------------------------------------------------------------------------------------------------
                                            TOTAL U.S. GOVERNMENT AND
                                            AGENCY OBLIGATIONS
                                            (Cost $274,294,169)                              $272,294,169
---------------------------------------------------------------------------------------------------------
                                            MUNICIPAL BONDS -- 1.5%
                                            Municipal Utilities -- 1.5%
  2,025,000                         A/NR    Chatom Industrial Development, 6.0%,
                                            11/15/38                                         $  2,025,000
 12,145,000    0.30               NR/Aa2    Southeast Alabama Gas District, Floating Rate
                                            Note, 8/1/2027                                     12,145,000
                                                                                             ------------
                                                                                             $ 14,170,000
---------------------------------------------------------------------------------------------------------
                                            TOTAL MUNICIPAL BONDS
                                            (Cost $14,170,000)                               $ 14,170,000
---------------------------------------------------------------------------------------------------------
                                            TEMPORARY CASH INVESTMENTS -- 53.0%
                                            Commercial Paper -- 31.9%
  8,735,000    1.19               AA/Aaa    Bank Of New York, CD, Floating Rate Note,
                                            4/23/10                                          $  8,754,052
    500,000    1.79              AA-/Aa1    Bank of Nova Scotia, 1.7925%, 3/10/10                 494,861
  5,650,000                     A-1+/P-1    Bank of Nova Scotia, 0.97%, 6/18/10                 5,650,000
 13,590,000                     A-1+/P-1    Bank of Nova Scotia/Houston, 0.9%, 10/21/09        13,590,000
  5,440,000                     A-1+/P-1    Bank of Nova Scotia/Houston, 1.10625%,
                                            5/11/10                                             5,440,000
  5,490,000    1.16              AA-/Aa1    Bank of Nova Scotia/Houston, 1.15688%,
                                            5/5/10                                              5,490,000
 13,725,000                     A-1+/P-1    BNP Paribas/New York, 0.76%, 9/28/09               13,725,000
  5,460,000                       AA/Aa1    BNP Paribas/New York, 1.15%, 7/9/09                 5,460,000
  2,425,000                     A-1+/P-1    CBA Delaware Finance, 0.28%, 8/31/09                2,423,849
  3,400,000                     A-1+/P-1    CBA Delaware Finance, Inc., 0.22%, 7/23/09          3,399,543
 13,100,000                       A+/Aa1    Credit Suisse/New York NY, 1.47%, 7/9/09           13,100,346
 13,870,000    1.56              AA-/AA3    Credit Suisse/New York NY, 1.5575%, 8/14/09        13,872,883
 13,792,000                      A-1/P-1    Danske Corp., 0.25%, 7/13/09                       13,790,735
  9,610,000                      A-1/P-1    Danske Corp., 0.28%, 7/23/09                        9,608,356
  2,145,000                      A-1/P-1    Danske Corp., 0.3%, 7/17/09                         2,144,714
 10,190,000    3.41                AA/NR    Deutsche Bank NY, Floating Rate Note, 7/21/09      10,190,000
  2,410,000                     A-1+/P-1    Jacksonville Electric Authority, 1.1%, 7/31/09      2,410,000
  4,230,000                     A-1+/P-1    MetLife Funding, Inc., 0.25%, 7/22/09               4,229,210
  4,360,000                     A-1+/P-1    MetLife Funding, Inc., 0.27%, 7/7/09                4,359,804
  2,425,000                     A-1+/P-1    MetLife Funding, Inc., 0.3%, 7/23/09                2,424,555
 10,025,000                     A-1+/P-1    Nordea Bank Finland Plc, 1.3%, 10/13/09            10,030,688
 13,380,000                     A-1+/P-1    Nordea Bank NY, 3.23%, 7/10/09                     13,380,032
  2,175,000                     A-1+/P-1    Nordea North America, Inc., 0.25%, 7/17/09          2,174,746

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    15

------------------------------------------------------------------------------------------------------
Principal     Floating     S&P/Moody's
Amount        Rate (b)     Ratings                                                        Value
------------------------------------------------------------------------------------------------------
                                         Commercial Paper -- (continued)
$ 1,950,000                  A-1+/P-1    Nordea North America, Inc., 0.3%, 8/17/09        $  1,949,236
 13,900,000                   AAA/Aaa    Rabobank Nederland NV NY, 1.43125%,
                                         3/12/10                                            13,900,000
  3,990,000                  A-1+/P-1    Rabobank Nederland NV/NY, 0.55%, 12/1/09            3,990,506
  4,880,000                  A-1+/P-1    Rabobank USA Financial Corp., 0.25%, 7/1/09         4,880,000
  5,940,000    3.00            AA/AAA    Royal Bank of Canada, Floating Rate Note,
                                         8/7/09                                              5,938,940
 15,025,000                   AA-/Aaa    Royal Bank of Canada, 0.27%, 8/25/09               15,025,000
  2,500,000    0.90           AA-/Aaa    RY FLT YCD, Floating Rate Note, 10/1/09             2,500,000
  9,465,000                   A-1/P-1    Societe Generale North America, Inc., 0.27%,
                                         7/1/09                                              9,465,000
 13,650,000                   A-1/P-1    Societe Generale/New York NY, 1.15%, 7/9/09        13,650,000
  3,575,000                   AA-/Aa1    Svenska Handelsbanken Inc., 0.7%, 7/17/09           3,575,635
  2,735,000    1.46           AA-/Aa1    Svenska Handelsbanken Inc., Floating Rate
                                         Note, 7/13/09                                       2,735,117
  2,500,000    1.48            NA/AA1    Svenska handelsbanken Inc., Floating Rate Note,
                                         7/8/09                                              2,499,971
  2,425,000                  A-1+/P-1    Svenska Handelsbanken, Inc., 0.25%, 8/10/09         2,424,326
  4,285,000                  A-1+/P-1    Svenska Handelsbanken, Inc., 0.51%, 12/15/09        4,274,862
  6,150,000    4.91            AA/AAA    The Bank of New York Mellon, Floating Rate
                                         Note, 10/14/09                                      6,138,084
 13,430,000                    AA-/A1    Toronto Dominion Bank, 1.53375%, 1/28/10           13,431,553
  5,480,000                  A-1+/P-1    Toronto Dominion Bank, 1.96%, 10/6/09               5,480,931
  5,740,000                   A-1/P-2    Verizon Communications, 0.0%, 7/6/09 (144A)         5,739,721
  4,735,000                   A-1/P-2    Verizon Communications, Inc., 0.32%, 7/8/09         4,734,705
  4,285,000                  A-1+/P-1    Westpac Banking Corp., 0.33%, 9/8/09                4,282,290
  2,870,000                  A-1+/P-1    Yale University, 0.32%, 9/15/09                     2,868,061
                                                                                          ------------
                                         TOTAL COMMERCIAL PAPER                           $295,627,312
------------------------------------------------------------------------------------------------------
                                         Repurchase Agreements -- 17.9%
 25,000,000                              Bank of America, 0.06%, dated 6/30/09,
                                         repurchase price of $25,000,000 plus accrued
                                         interest on 7/1/09 collateralized by the
                                         following:
                                         $8,698,119 Federal National Mortgage
                                         Association (ARM), 2.639%, 12/1/44
                                         $10,875,938 Federal Home Loan Mortgage
                                         Corp., 4.761%, 2/1/35
                                         $5,331,153 Freddie Mac Giant, 4.5%,
                                         3/1/39
                                         $594,790 Federal National Mortgage
                                         Association, 6.0%, 2/1/38                        $ 25,000,000
 25,000,000                              Barclays Plc, 0.06%, dated 6/30/09,
                                         repurchase price of $25,000,000 plus accrued
                                         interest on 7/1/09 collateralized by the
                                         following:

The accompanying notes are an integral part of these financial statements.

16    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------------------------------
Principal      Floating     S&P/Moody's
Amount         Rate (b)     Ratings                                                          Value
---------------------------------------------------------------------------------------------------------
                                            Repurchase Agreements -- (continued)
                                            $7,474,163 Federal National Mortgage
                                            Association (ARM), 2.445 - 7.475%,
                                            1/1/17 - 12/1/40
                                            $12,329,696 Federal National Mortgage
                                            Association, 4.0 - 9.5%, 11/1/11 -
                                            11/1/38
                                            $1,141,806 Federal Home Loan Mortgage
                                            Corp., 0.0 - 6.283%, 7/1/21 - 7/1/39
                                            $4,472,226 Freddie Mac Giant, 4.0 - 7.5%,
                                            12/1/09 - 6/1/39                                 $ 25,000,000
$36,000,000                                 BNP Paribas, 0.19%, dated 6/30/09,
                                            repurchase price of $36,000,000 plus accrued
                                            interest on 7/1/09 collateralized by the
                                            following:
                                            $16,895,723 Federal National Mortgage
                                            Association (ARM), 3.958 - 5.683%,
                                            6/1/35 - 7/1/39
                                            $19,824,277 Federal Home Loan Mortgage
                                            Corp., 6.114 - 6.824%,
                                            10/1/36 - 6/1/37                                   36,000,000
 40,000,000                                 Deutsche Bank, 0.09%, dated 6/30/09,
                                            repurchase price of $40,000,000 plus accrued
                                            interest on 7/1/09 collateralized by the
                                            following:
                                            $9,947,112 Federal National Mortgage
                                            Association (ARM), 4.27 - 6.313%,
                                            5/1/19 - 8/1/38
                                            $4,835,952 Federal Home Loan Mortgage
                                            Corp., 4.584 - 6.458%, 4/1/36 - 9/1/37
                                            $6,271,773 Freddie Mac Giant, 5.0 - 7.0%,
                                            10/1/26 - 9/1/38
                                            $1,708,133 Government National Mortgage
                                            Association, 7.0%, 10/15/37 - 11/15/38
                                            $18,487,029 Federal National Mortgage
                                            Association, 5.0 - 7.0%, 7/1/23 - 3/1/39           40,000,000
 40,000,000                                 JPMorgan, 0.06%, dated 6/30/09, repurchase
                                            price of $40,000,000 plus accrued interest on
                                            7/1/09 collateralized by $40,632,613 Federal
                                            National Mortgage Association, 5.0 - 6.0%,
                                            8/1/23 - 2/1/34                                    40,000,000
                                                                                             ------------
                                            TOTAL REPURCHASE AGREEMENTS                      $166,000,000
---------------------------------------------------------------------------------------------------------
                                            Money Market Mutual Fund -- 3.2%
 30,000,000                                 BlackRock Liquidity Funds Temp Cash Portfolio    $ 30,000,000
---------------------------------------------------------------------------------------------------------
                                            TOTAL MONEY MARKET MUTUAL FUND                   $ 30,000,000
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    17

------------------------------------------------------------------------------------------------
Principal   Floating     S&P/Moody's
Amount      Rate (b)     Ratings                                                   Value
------------------------------------------------------------------------------------------------
                                         TOTAL TEMPORARY CASH INVESTMENTS
                                         (Cost $491,627,312)                       $491,627,312
------------------------------------------------------------------------------------------------
                                         TOTAL INVESTMENT IN SECURITIES -- 100.1%
                                         (Cost $928,417,687) (a)                   $928,417,687
------------------------------------------------------------------------------------------------
                                         OTHER ASSETS AND LIABILITIES -- (0.1)%    $   (892,189)
------------------------------------------------------------------------------------------------
                                         TOTAL NET ASSETS -- 100.0%                $927,525,498
================================================================================================

NR      Not Rated by either S&P or Moody's

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2009, the value of these securities amounted to $21,715,591 or 2.3% of total net assets.

(a)     At June 30, 2009, cost for federal income tax purposes was $928,417,687.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------
                                     Level 1          Level 2          Level 3       Total
----------------------------------------------------------------------------------------------
 Corporate bonds & notes          $        --      $150,326,206          $--      $150,326,206
 Municipal collateralized debt
  obligation                               --        14,170,000           --        14,170,000
 Sovereign debt obligations                --       272,294,169           --       272,294,169
 Temporary cash investments        30,000,000       461,627,312           --       491,627,312
----------------------------------------------------------------------------------------------
 Total                            $30,000,000      $898,417,687          $--      $928,417,687
==============================================================================================

The accompanying notes are an integral part of these financial statements.

18    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities (cost $762,417,687)            $762,417,687
  Repurchase agreements (cost $166,000,000)               $166,000,000
-----------------------------------------------------------------------
  Total investment in securities (cost $928,417,687)      $928,417,687
  Cash                                                       1,899,956
  Receivables --
   Fund shares sold                                            168,341
   Interest                                                  1,795,887
   Due from Pioneer Investment Management, Inc.                204,697
  Other                                                        196,573
-----------------------------------------------------------------------
     Total assets                                         $932,683,141
-----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                        $  3,908,585
   Fund shares repurchased                                     819,914
   Dividends                                                   201,487
  Due to affiliates                                            108,319
  Accrued expenses                                             119,338
-----------------------------------------------------------------------
     Total liabilities                                    $  5,157,643
-----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $928,025,880
  Distributions in excess of net investment income            (359,747)
  Accumulated net realized loss investments                   (140,635)
-----------------------------------------------------------------------
     Total net assets                                     $927,525,498
=======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $631,131,221/631,755,053 shares)      $       1.00
  Class B (based on $48,295,185/48,293,725 shares)        $       1.00
  Class C (based on $51,991,357/52,011,831 shares)        $       1.00
  Class R (based on $1,969,839/1,972,405 shares)          $       1.00
  Class Y (based on $194,137,896/194,190,092 shares)      $       1.00
=======================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    19

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Interest                                                  $4,880,615
----------------------------------------------------------------------------------------
     Total investment income                                                 $4,880,615
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $1,839,150
  Transfer agent fees
   Class A                                                     325,559
   Class B                                                      79,618
   Class C                                                      55,932
   Class R                                                         763
   Class Y                                                          73
  Distribution fees
   Class A                                                     485,966
   Class B                                                     272,137
   Class C                                                     333,931
   Class R                                                       4,941
  Shareholder communications expense                           113,803
  Administrative fees                                          167,555
  Custodian fees                                                47,434
  Registration fees                                             63,640
  Professional fees                                             55,961
  Printing expense                                              33,398
  Fees and expenses of nonaffiliated trustees                   21,541
  Miscellaneous                                                198,363
----------------------------------------------------------------------------------------
     Total expenses                                                          $4,099,765
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (524,087)
     Less fees paid indirectly                                                     (119)
----------------------------------------------------------------------------------------
     Net expenses                                                            $3,575,559
----------------------------------------------------------------------------------------
       Net investment income                                                 $1,305,056
----------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $  160,712
----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $1,465,768
========================================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

                                                             Six Months Ended
                                                             6/30/09              Year Ended
                                                             (unaudited)          12/31/08
FROM OPERATIONS:
Net investment income                                        $  1,305,056         $   21,966,729
Net realized gain (loss) on investments                           160,712                (12,518)
-------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $  1,465,768         $   21,954,211
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0015 and $0.0244 per share, respectively)     $ (1,005,611)        $  (18,228,297)
   Class B ($0.0001 and $.0153 per share, respectively)            (6,206)              (754,891)
   Class C ($0.0001 and $0.0156 per share, respectively)           (7,636)            (1,187,323)
   Class R ($0.0003 and $0.0202 per share, respectively)             (541)               (37,492)
   Class Y ($0.0028 and $0.0267 per share, respectively)         (441,261)            (1,875,033)
-------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $ (1,461,255)        $  (22,083,036)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $707,335,698         $1,252,926,833
Shares issued in reorganization                                65,747,305                     --
Reinvestment of distributions                                   1,461,255             19,808,099
Cost of shares repurchased                                   (813,002,296)        (1,240,723,189)
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                 $(38,458,038)        $   32,011,743
-------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                     $(38,453,525)        $   31,882,918
NET ASSETS:
Beginning of period                                           965,979,023            934,096,105
-------------------------------------------------------------------------------------------------
End of period                                                $927,525,498         $  965,979,023
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $   (359,747)        $     (203,548)
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    21

------------------------------------------------------------------------------------------------------
                                     '09 Shares       '09 Amount         '08 Shares       '08 Amount
                                     (unaudited)      (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           287,580,754    $ 287,478,794       630,904,556    $ 630,904,555
Shares issued in reorganization        57,600,031       57,600,031                --               --
Reinvestment of distributions           1,222,567        1,151,275        17,703,824       17,703,824
Less shares repurchased              (382,419,328)    (382,419,329)     (720,752,464)    (720,752,512)
------------------------------------------------------------------------------------------------------
   Net decrease                       (36,015,976)   $ (36,189,229)      (72,144,084)   $ (72,144,133)
======================================================================================================
Class B
Shares sold                            21,079,280    $  21,079,280        76,646,948    $  76,646,948
Reinvestment of distributions              42,395           42,395           752,811          752,811
Less shares repurchased               (32,203,458)     (32,203,459)      (59,540,132)     (59,540,135)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)            (11,081,783)   $ (11,081,784)       17,859,627    $  17,859,624
======================================================================================================
Class C
Shares sold                            72,122,934    $  72,122,934       137,278,495    $ 137,278,495
Reinvestment of distributions             264,354          264,354         1,187,253        1,187,253
Less shares repurchased               (82,690,432)     (82,690,432)     (144,408,106)    (144,408,109)
------------------------------------------------------------------------------------------------------
   Net decrease                       (10,303,144)   $ (10,303,144)       (5,942,358)   $  (5,942,361)
======================================================================================================
Class R
Shares sold                               902,048    $     902,048         2,387,203    $   2,387,203
Reinvestment of distributions                 538              538            37,492           37,492
Less shares repurchased                  (773,472)        (773,472)       (2,164,069)      (2,164,069)
------------------------------------------------------------------------------------------------------
   Net increase                           129,114    $     129,114           260,626    $     260,626
======================================================================================================
Class Y
Shares sold                           325,777,148    $ 325,752,642       405,709,632    $ 405,709,632
Shares issued in reorganization         8,147,274        8,147,274                --               --
Reinvestment of distributions               2,693            2,693           126,719          126,719
Less shares repurchased              (314,915,604)    (314,915,604)     (313,858,364)    (313,858,364)
------------------------------------------------------------------------------------------------------
   Net increase                        19,011,511    $  18,987,005        91,977,987    $  91,977,987
======================================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended          Year         Year         Year         Year         Year
                                                      6/30/09        Ended        Ended        Ended        Ended        Ended
                                                      (unaudited)    12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                  $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                $  0.002       $  0.024     $  0.046     $  0.043     $  0.023     $  0.004
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                $ (0.002)      $ (0.024)    $ (0.046)    $ (0.043)    $ (0.023)    $ (0.004)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
===================================================================================================================================
Total return*                                             0.15%          2.46%        4.72%        4.38%        2.37%        0.45%
Ratio of net expenses to average net assets+              0.77%**        0.73%        0.71%        0.75%        0.83%        0.93%
Ratio of net investment loss to average net assets+       0.28%**        2.46%        4.61%        4.33%        2.62%        0.45%
Net assets, end of period (in thousands)              $631,131       $667,293     $739,517     $708,103     $571,418     $192,860
Ratios with no reductions for fees paid indirectly:
 Net expenses                                             0.80%**        0.73%        0.71%        0.75%        0.83%        0.93%
 Net investment income                                    0.26%**        2.46%        4.61%        4.33%        2.62%        0.45%
Ratios with reductions for fees paid indirectly:
 Net expenses                                             0.77%**        0.73%        0.70%        0.75%        0.83%        0.93%
 Net investment income                                    0.28%**        2.46%        4.61%        4.33%        2.62%        0.45%
-----------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09  23

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        Year        Year
                                                           6/30/09        Ended       Ended       Ended       Ended       Ended
                                                           (unaudited)    12/31/08    12/31/07    12/31/06    12/31/05    12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                     $(0.0001)      $ 0.015     $ 0.035     $ 0.032     $ 0.013     $ 0.001
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $(0.0001)      $(0.015)    $(0.035)    $(0.032)    $(0.013)    $(0.001)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
===================================================================================================================================
Total return*                                                  0.01%         1.54%       3.55%       3.21%       1.33%       0.06%
Ratio of net expenses to average net assets+                   1.13%**       1.74%       1.84%       1.87%       1.90%       1.33%
Ratio of net investment loss to average net assets+           (0.06)%**      1.37%       3.48%       3.22%       1.33%       0.06%
Net assets, end of period (in thousands)                   $ 48,295       $59,390     $41,539     $33,817     $41,375     $46,559
Ratios with no waiver of fees by PIM and no reductions
 for fees paid indirectly:
 Net expenses                                                  1.87%**       1.74%       1.84%       1.87%       1.90%       1.81%
 Net investment income                                        (0.80)%**      1.37%       3.48%       3.22%       1.33%      (0.43)%
Ratios with waiver of fees by PIM and reductions for
 fees paid indirectly:
 Net expenses                                                  1.13%**       1.74%       1.82%       1.86%       1.90%       1.33%
 Net investment income                                        (0.06)%**      1.37%       3.50%       3.23%       1.33%       0.06%
-----------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

24  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year        Year        Year        Year        Year
                                                          6/30/09        Ended       Ended       Ended       Ended       Ended
                                                          (unaudited)    12/31/08    12/31/07    12/31/06    12/31/05    12/31/04
----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                    $(0.0001)      $ 0.016     $ 0.036     $ 0.033     $ 0.015     $ 0.001
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $(0.0001)      $(0.016)    $(0.036)    $(0.033)    $(0.015)    $(0.001)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
==================================================================================================================================
Total return*                                                 0.01%         1.57%       3.69%       3.33%       1.48%       0.06%
Ratio of net expenses to average net assets+                  1.10%**       1.63%       1.68%       1.71%       1.71%       1.33%
Ratio of net investment loss to average net assets+          (0.04)%**      1.55%       3.64%       3.48%       1.54%       0.06%
Net assets, end of period (in thousands)                  $ 51,991       $62,303     $68,250     $54,906     $56,745     $34,413
Ratios with no waiver of fees by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                                 1.75%**       1.63%       1.68%       1.71%       1.71%       1.70%
 Net investment income                                       (0.69)%**      1.55%       3.64%       3.45%       1.54%      (0.31)
Ratios with waiver of fees by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                 1.10%**       1.63%       1.67%       1.70%       1.71%       1.33%
 Net investment income                                       (0.04)%**      1.55%       3.65%       3.48%       1.54%       0.06%
----------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09  25

----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended          Year         Year         Year        Year        Year
                                                         6/30/09        Ended        Ended        Ended       Ended       Ended
                                                         (unaudited)    12/31/08     12/31/07     12/31/06    12/31/05    12/31/04
----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                    $   1.00        $  1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                  $ 0.0003        $ 0.020      $ 0.039      $0.038      $0.019      $0.003
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                  $(0.0003)       $(0.020)     $(0.039)     $(0.038)    $(0.019)    $(0.003)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00        $  1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00
==================================================================================================================================
Total return*                                               0.03%          2.04%        3.94%       3.90%       1.96%       0.26%
Ratio of net expenses to average net assets+                0.60%**        1.15%        1.42%       1.19%       1.29%       1.12%
Ratio of net investment loss to average net assets+        (0.08)%**       1.97%        3.90%       3.93%       2.05%       0.31%
Net assets, end of period (in thousands)                $  1,970        $ 1,843      $ 1,582      $  747      $  815      $  319
Ratios with no reductions for fees paid indirectly:
 Net expenses                                               0.79%**        1.15%        1.42%       1.53%       1.31%       1.14%
 Net investment income                                     (0.28)%**       1.97%        3.90%       3.59%       2.02%       0.29%
Ratios with reductions for fees paid indirectly:
 Net expenses                                               0.60%**        1.15%        1.41%       1.19%       1.29%       1.12%
 Net investment income                                     (0.08)%**       1.97%        3.90%       3.93%       2.05%       0.31%
----------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year         Year        Year        9/23/05 (a)
                                                          6/30/09        Ended        Ended       Ended       to
                                                          (unaudited)    12/31/08     12/31/07    12/31/06    12/31/05
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $  1.000       $  1.000     $ 1.000     $ 1.000     $  1.000
--------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                    $  0.003       $  0.027     $ 0.048     $ 0.046     $  0.009
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                    $ (0.003)      $ (0.027)    $(0.048)    $(0.046)    $ (0.009)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00       $   1.00     $  1.00     $  1.00     $   1.00
==========================================================================================================================
Total return*                                                 0.28%          2.70%       4.96%       4.67%        2.44%(b)
Ratio of net expenses to average net assets+                  0.51%**        0.52%       0.47%       0.47%        0.44%**
Ratio of net investment income to average net assets+         0.56%**        2.63%       4.85%       4.54%        3.46%**
Net assets, end of period (in thousands)                  $194,138       $175,151     $83,209     $76,726     $116,039
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                 0.53%**        0.52%       0.47%       0.47%        0.44%**
 Net investment income                                        0.54%**        2.63%       4.85%       4.54%        3.45%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.51%**        0.52%       0.46%       0.47%        0.44%**
 Net investment income                                        0.56%**        2.63%       4.86%       4.54%        3.46%**
--------------------------------------------------------------------------------------------------------------------------

(a) Class Y shares were first publicly offered on September 23, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09  27

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income with preservation of capital and liquidity, through investments in high quality short-term securities.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class R and Y shares were first publicly offered on April 1, 2003 and September 23, 2005, respectively. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. Information regarding the Fund's principal

28    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09
risks is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary Income                                                 $22,083,036
     ---------------------------------------------------------------------------
       Total                                                         $22,083,036
     ===========================================================================

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    29

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008.

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributable earnings:
     Capital loss carryforward                                       $ (301,347)
     Current year net dividend payable                                 (203,548)
     ---------------------------------------------------------------------------
       Total                                                         $ (504,895)
     ===========================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that each class of shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

30    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

2.   Money Market Temporary Guarantee Program Fees

The Fund has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program provides a guarantee to participating money market fund shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund falls below $0.995 and that situation has not been cured. Recovery under the Program would require the Fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in liquidation and $1.00 per share.

Only shareholders of record as of September 19, 2008 would be eligible to receive the benefit of the guarantee. Any increase in the number of shares held in the Fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If the number of shares held in an account fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008 or the number of shares held on the date of the trigger event, whichever is less. If a shareholder's account is closed with the Fund or a broker-dealer, any future investments in the Fund will not be guaranteed.

The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the Fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Fund is participating in this further extension of the Program. The Treasury does not have the discretion to continue the Program beyond September 18, 2009.

The Fund previously paid fees in the combined amount of 0.025% of the Fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009. In order to participate in the extended period of the Program, the Fund paid to the U.S. Treasury Department fees in the amount of 0.015% of the Fund's net asset value as of the close of business on September 19, 2008. The expenses to participate in the Program and the extended period of the Program will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and are reflected in the statement of operations.

3.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to January 1, 2006,

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    31
management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets. For the period ended June 30, 2009, the net management fee was equivalent to 0.40%.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $8,973 in management fees, administrative fees and certain other services payable to PIM at June 30, 2009.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.70% and 0.45% of the average daily net assets attributable to Class A shares and Class Y shares, respectively. These expense limitations will be in effect until May 15, 2011.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the period ended June 30 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
Class A                                                                 $ 74,211
Class B                                                                   13,459
Class C                                                                   16,706
Class R                                                                    4,917
Class Y                                                                    4,510
--------------------------------------------------------------------------------
  Total                                                                 $113,803
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $93,973 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.

32    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

5.   Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.15% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,373 in distribution fees payable to PFD at June 30, 2009. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $135,034 were paid to PFD.

6.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $119 under such arrangements.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    33

7.   Merger Information

On May 15, 2009, beneficial owners of Regions Morgan Keegan Select Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging all of Region Morgan Keegan Select Money Market's net assets in Class A and Class I for Pioneer Cash Reserves Fund's shares, based on Pioneer Cash Reserves Fund's Class A and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

-----------------------------------------------------------------------------------------
                      Pioneer                RMK Select             Pioneer
                      Cash Reserves          Money Market Fund      Cash Reserves
                      (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------
Net Assets
 Class A              $617,403,807           $57,600,031            $675,003,839
 Class B              $ 52,740,518           $        --            $ 52,740,518
 Class C              $ 62,440,580           $        --            $ 62,440,580
 Class R              $  2,020,036           $        --            $  2,020,036
 Class Y/I            $124,005,796           $ 8,147,274            $132,153,070
-----------------------------------------------------------------------------------------
Total Net Assets      $858,610,737           $65,747,305            $924,358,043
=========================================================================================
Shares Outstanding
 Class A               617,750,245            57,600,032             675,350,277
 Class B                52,716,354                    --              52,716,354
 Class C                62,441,480                    --              62,441,480
 Class R                 2,020,398                    --               2,020,398
 Class Y/I             123,998,824             8,147,274             132,146,098
Shares Issued in
 Reorganization
 Class A                                                              57,600,032
 Class Y                                                               8,147,274

-----------------------------------------------------------------------------------------
                                             Unrealized             Accumulated
                                             Appreciation On        Loss On
                                             Closing Date           Closing Date
-----------------------------------------------------------------------------------------
Regions Morgan Keegan
 Select Money Market Fund                    $--                    $--

8.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

                  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09    35

                            This page for your notes.

36    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.